INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	$ 60,278	$ 61,331
Total liabilities	(38,827)	(39,658)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	54,607	54,673
Total liabilities	(32,536)	(28,216)
Total Net Assets	$ 22,071	$ 26,457